DEBT - Revolving Credit Facility (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2019 USD ($)	May 26, 2017	May 25, 2017
Line of Credit Facility [Line Items]
Applicable margin			2.75%
Commitment fee on unused portion of the facility			0.50%
Line of credit facility, outstanding amount					$ 9,100,000
Revolving credit facility
Line of Credit Facility [Line Items]
Current borrowing capacity		$ 120,000,000
Borrowing capacity	$ 1,250,000	$ 1,250,000,000	$ 100,000,000	$ 1,250,000,000
Revolving credit facility maturity date	2022-05	2022-05
Accordion feature	$ 250,000,000.0	$ 250,000,000.0	$ 250,000,000.0
Leverage ratio							5.00
Senior secured leverage ratio	3.75
Commitment fee on unused portion of the facility		0.50%
Interest rate at period end		3.74%	4.55%
Unused portion under the facility		$ 542,900,000	$ 563,900,000
Line of credit facility, outstanding amount		9,100,000	9,100,000
Cumulative payment obligations, maximum			50,000,000.0
Debt issuance costs		5,500,000	6,200,000
Debt defaults		$ 0	$ 0
Revolving credit facility | LIBOR
Line of Credit Facility [Line Items]
Applicable margin		2.75%
Revolving credit facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee on unused portion of the facility		0.30%	0.30%
Ratio of consolidated trailing 12-month EBITDA to net interest expense			1.0
Ratio of total net indebtedness to consolidated trailing 12-month EBITDA			1.00
Ratio of first lien net indebtedness to consolidated trailing 12-month EBITDA			1.00
Revolving credit facility | Minimum | ABR
Line of Credit Facility [Line Items]
Applicable margin		0.75%	0.75%
Revolving credit facility | Minimum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin		1.75%	1.75%
Revolving credit facility | Maximum
Line of Credit Facility [Line Items]
Leverage ratio						5.50
Commitment fee on unused portion of the facility		0.50%	0.50%
Ratio of consolidated trailing 12-month EBITDA to net interest expense			2.5
Ratio of total net indebtedness to consolidated trailing 12-month EBITDA			5.50
Ratio of first lien net indebtedness to consolidated trailing 12-month EBITDA			3.75
Revolving credit facility | Maximum | ABR
Line of Credit Facility [Line Items]
Applicable margin		1.75%	1.75%
Revolving credit facility | Maximum | LIBOR
Line of Credit Facility [Line Items]
Applicable margin		2.75%	2.75%